Securities	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Securities
Note 5. Securities
Securities

$ millions, as at	2025 Apr. 30	2024 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$83,031	$76,693
Securities measured at amortized cost (1)	71,027	71,610
Securities mandatorily measured and designated at FVTPL	115,783	106,042
	$269,841	$254,345
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2024: a realized gain of nil).
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2025 Apr. 30					2024 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$14,175		$2	$(45)	$14,132	$11,715		$1	$(31)	$11,685
Other Canadian governments	16,352		4	(168)	16,188	16,506		9	(101)	16,414
U.S. Treasury and agencies	30,467		46	(131)	30,382	29,362		10	(220)	29,152
Other foreign governments	6,538		27	(3)	6,562	5,542		22	(4)	5,560
Mortgage-backed securities	3,839		1	(20)	3,820	3,493		–	(23)	3,470
Asset-backed securities	1,268		1	(2)	1,267	656		1	–	657
Corporate debt	9,723		10	(9)	9,724	9,085		7	(9)	9,083
	82,362		91	(378)	82,075	76,359		50	(388)	76,021
Corporate equity (2)	917		62	(23)	956	653		51	(32)	672
	$83,279		$153	$(401)	$83,031	$77,012		$101	$(420)	$76,693
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $18 million (October 31, 2024: $19 million).
(2)	Includes restricted stock.
Fair value of equity securities designated at FVOCI that were disposed of during the three months ended April 30, 2025 was nil (nil and nil for the three months ended January 31, 2025 and April 30, 2024, respectively) and nil for the six months ended April 30, 2025 (April 30, 2024: nil), at the time of disposal.
Net realized cumulative after-tax gains of nil for the three months ended April 30, 2025 (nil and nil for the three months ended January 31, 2025 and April 30, 2024, respectively) and nil for the six months ended April 30, 2025 (April 30, 2024: $1 million of gains), were reclassified from AOCI to retained earnings, resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI.
Dividend income recognized on equity securities designated at FVOCI that were still held as at April 30, 2025 was nil ($2 million and nil
for the three months ended January 31, 2025 and April 30, 2024, respectively) and $
2 million for the six months ended April 30, 2025 (April 30, 2024: $1 million). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at April 30, 2025 was nil (nil and nil for the
three
months ended January 31, 2025 and April 30, 2024, respectively) and nil for the six months ended April 30, 2025 (April 30, 2024: nil).

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total

2025	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$18	$12	$37
	Reversal of credit losses (2)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	(1)	(2)
	Balance at end of period	$6	$16	$11	$33
	Comprises:
	Debt securities measured at FVOCI	$2	$16	$–	$18
	Debt securities measured at amortized cost	4	–	11	15
2025	Debt securities measured at FVOCI and amortized cost
Jan. 31	Balance at beginning of period	$7	$17	$12	$36
	Reversal of credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	1	2
	Balance at end of period	$7	$18	$12	$37
	Comprises:
	Debt securities measured at FVOCI	$2	$18	$–	$20
	Debt securities measured at amortized cost	5	–	12	17
2024	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$20	$13	$40
	Reversal of credit losses (2)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$6	$19	$13	$38
	Comprises:
	Debt securities measured at FVOCI	$1	$19	$–	$20
	Debt securities measured at amortized cost	5	–	13	18

$ millions, as at or for the six months ended
2025	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$17	$12	$36
	Reversal of credit losses (2)	(1)	(1)	(1)	(3)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$6	$16	$11	$33
2024	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$8	$20	$14	$42
	Reversal of credit losses (2)	(1)	(1)	(1)	(3)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$6	$19	$13	$38
(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.